DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2022
DEFERRED GOVERNMENT GRANTS
DEFERRED GOVERNMENT GRANTS

20.  DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2020, 2021 and 2022, the Company received nil, nil and RMB5,000 government grants respectively from the relevant PRC government authorities for the use in construction of property and equipment. These grants are initially deferred and subsequently recognized in the consolidated statements of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at beginning of the year	8,501	6,174	4,368	633
Additions	—	—	5,000	725
Recognized as a reduction of depreciation expense	(2,327)	(1,806)	(3,050)	(442)
Balance at end of the year	6,174	4,368	6,318	916